18. PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Provision For Environmental Liabilities And Asset Retirement Obligations Tables Abstract
Provision for environmental liabilities and asset retirement obligation
		Consolidated
	12/31/2018	12/31/2017
Environmental liabilities	198,386	255,517
Asset retirement obligations	83,380	81,496
	281,766	337,013